CMG High Yield Fund
            Supplement to the Prospectus dated December 1, 2006
                              (the "Prospectus")


1. The first paragraph under "Principal Investment Strategies" is revised in its entirety as follows:

        The Fund invests primarily in non-investment grade corporate debt obligations, commonly referred to as "junk bonds." Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield corporate debt obligations rated Ba or B by Moody's or BB or B by S&P. The Fund will invest no more than 10% of its total assets in fixed income securities rated Caa by Moody's or CCC by S&P, and the Fund will not invest in fixed income securities rated below these grades. The Fund may invest up to 20% of its assets in foreign fixed income securities.

2. The following risk disclosure is added under the heading "Risks Factors":

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities denominated in foreign currencies and U.S. dollars. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


INT-47/127604-0207                                         February 28, 2007

                                CMG HIGH YIELD FUND
                                  (the "Fund")
              Supplement to the Fund's Statement of Additional Information
                              December 1, 2006

         The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS - CHART OF SECURITIES AND INVESTMENT PRACTICES" is revised in its entirety as follows:

Chart of Securities and Investment Practices(1)

         Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.

-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
                                 Mortgage and
                                 Asset-Backed                                                          Short
                     Gov't        Securities       High     Int'l       Core Bond     Intermediate     Term      Ultra Short
                     Bond Fund       Fund         Yield     Bond Fund      Fund         Bond Fund      Bond    Term Bond Fund
                                                   Fund                                                Fund
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Investment Grade         +            +             O           +           +               +            +            +
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
High                     NA          NA              +           +          NA           NA              NA           NA
Yield/Non-Investment
Grade Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
U.S.                     +            +             *           *           +               *            +            +
Government
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Foreign Government       NA           NA            O           +          NA              NA             O           NA
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Domestic Bank            *            *             *           *           *               *            *            +
Obligations
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Commercial Paper         *            *             *           *           *               *            *            +
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Mortgage Backed          +            +             O           O           +               O            +            +
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
CMOs                     +            +             O           O           +               O            +            +
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Asset Backed             +            +             O           O           +               O            +            +
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Floating or              +            O             O           +           +               +            +            +
Variable Rate
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Loan Transactions        O            O             O           O           O               O            O            +
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------
Options                  +            +             O           +           +               +            +            +
-------------------- ---------- --------------- ----------- ----------- ----------- ------------------ ------- ----------------






-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------


                                 Mortgage and
                                 Asset-Backed                                                         Short
                     Gov't        Securities       High     Int'l       Core Bond     Intermediate    Term       Ultra Short
                     Bond Fund       Fund         Yield     Bond Fund      Fund        Bond Fund      Bond     Term Bond Fund
                                                                                                       Fund
                                                   Fund
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Financial Futures        +            +             O           +           +              +             +            +
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Foreign Fixed           NA          NA            O, 20%     +, 100%      25%(2)           NA             O           10%
Income Securities                                                       (total
                                                                         assets)
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Currency Contracts
  Hedging                NA          NA              O           +         NA              NA           NA          NA
  Speculation            NA          NA              NA         NA         NA              NA           NA          NA
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Repurchase               *            *             *           *           *              *             *            *
Agreements
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Restricted/           O, 10%        O, 10%        O, 10%      O, 10%      O, 10%         O, 10%       O, 10%       O, 10%
Illiquid
(excluding 144A
from definition of
illiquid)
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Convertible              O            O             O           O           O              O             O            O
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Dollar Roll              +            +             O           O           +              O             +            +
Transactions
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Swap Agreements        NA              +             +           +            +             +            +            +
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
When-Issued              O            +             O           O           O              O             O            O
Securities
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Zero Coupon/Pay in       O            O             O           O           O              O             O            O
Kind
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------
Borrowing              33.3%        33.3%         33.3%       33.3%       33.3%          33.3%         33.3%        33.3%
-------------------- ---------- --------------- ----------- ----------- ----------- ----------------- -------- ----------------

      + Permitted - Part of principal investment strategy
      X Not permitted either as a non-fundamental or fundamental policy
      O Permitted - Not a principal investment strategy
      * Temporary Investment or cash management purposes
      % Percentage of net assets (unless total assets specified) that fund may invest
      NA Non-Fundamental policy/not part of investment strategy - A Fund will not engage in without notice to shareholders

1 Because the Core Plus Bond Fund only invests in each of the other Funds listed in this chart, it may engage in any of these investment practices to the extent it is invested in a Fund which purchases that security or engages in that investment practice.

      2. Core Bond Fund will invest 80% of its assets in domestic fixed income securities.

INT-50/127603-0207                                           February 28, 2007